May 17, 2011

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Horizon Funds (the Trust)
File No. 33-56443

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated April 29, 2011, filed pursuant to Rule 497(e), for the Vanguard Strategic Equity Fund and Vanguard Strategic Small-Cap Equity Fund, series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at (610) 669-1955.

Sincerely,

Tara R. Buckley
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Brion Thompson, Esq.
U.S. Securities and Exchange Commission